UPDATING SUMMARY PROSPECTUS APRIL 29, 2022

College Retirement Equities Fund (CREF)

Individual, group and tax-deferred variable annuity products

This Updating Summary Prospectus summarizes key features of the individual, group and tax-deferred variable annuity products CREF offers. This Updating Summary Prospectus also provides a summary of certain Contract features that have changed. The statutory prospectus (“Statutory Prospectus”) and Statement of Additional Information (“SAI”) for CREF, each dated April 29, 2022, as subsequently supplemented, contain more information about CREF’s features, benefits and risks. The Statutory Prospectus and SAI are incorporated by reference into this Updating Summary Prospectus.

You can find these documents and other information about CREF online at www.tiaa.org/cref_pro. You can also obtain this information at no cost by calling 877-518-9161 or by sending an email request to disclosure@tiaa.org.

Investment in a CREF variable annuity product is subject to risk and you could lose money. CREF does not guarantee the investment performance of its accounts, and you bear the entire investment risk. CREF provides variable annuities for retirement and tax-deferred savings plans for employees of colleges, universities, other educational and research organizations and other governmental and non-profit institutions. CREF’s main purpose is to invest funds for your retirement and pay you income based on your choice of eight investment accounts, each of which offers four classes (each, a “class”) of accumulation or annuity units (collectively, “units”), Class R1, Class R2, Class R3 and Class R4:

Ticker symbols	Class R1	Class R2	Class R3	Class R4
▪ Stock Account	QCSTRX	QCSTPX	QCSTIX	QCSTFX
▪ Global Equities Account	QCGLRX	QCGLPX	QCGLIX	QCGLFX
▪ Growth Account	QCGRRX	QCGRPX	QCGRIX	QCGRFX
▪ Equity Index Account	QCEQRX	QCEQPX	QCEQIX	QCEQFX
▪ Core Bond Account (formerly Bond Market Account)	QCBMRX	QCBMPX	QCBMIX	QCBMFX
▪ Inflation-Linked Bond Account	QCILRX	QCILPX	QCILIX	QCILFX
▪ Social Choice Account	QCSCRX	QCSCPX	QCSCIX	QSCCFX
▪ Money Market Account	QCMMRX	QCMMPX	QCMMIX	QCMMFX

CREF offers the following types of annuities and products:

▪ RA (Retirement Annuity) (Class R1, R2, R3)

▪ GRA (Group Retirement Annuity) (Class R1, R2, R3)

▪ SRA (Supplemental Retirement Annuity) (Class R1, R2, R3)

▪ GSRA (Group Supplemental Retirement Annuity) (Class R1, R2, R3)

▪ Retirement Choice and Retirement Choice Plus Annuity (all Classes)

▪ GA (Group Annuity) and Institutionally Owned GSRAs (Class R1, R2, R3)

▪ Traditional, Roth IRA and Rollover (Individual Retirement Annuity) including SEP IRAs (Simplified Employee Pension Plans) (Class R1)

▪ Keogh (Class R1) (no longer offered)

▪ ATRA (After-Tax Retirement Annuity) (Class R2)

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.

The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Updating Summary Prospectus. Any representation to the contrary is a criminal offense. The CREF Accounts are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other governmental agency.

College Retirement Equities Fund  ■  Updating Summary Prospectus     1

Table of contents

Updated information about your Contract 2 Fee and expense tables of each Contract 3	Important information you should consider about the Contract 7 Appendix: Accounts available under the Contract 10

Updated information about your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract.

CREF now offers a new unit class, Class R4. CREF Accounts previously offered three unit classes, Class R1, Class R2 and Class R3. To better align CREF’s pricing structure with the needs of a wide range of clients and participants, Class R4 is being offered. Eligibility for Class R4 requires that an institution utilizes Retirement Choice or Retirement Choice Plus Contracts and also has entered into a recordkeeping services agreement with Teachers Insurance and Annuity Association of America (“TIAA”).

In general, CREF class eligibility is expected to be as follows:

CREF class eligibility
	Institutional clients	Individual and annuity products

Class R1	• Institutions with CREF assets under management below $20 million.	• Individual Retirement Account (IRA) • Keogh Contract (no longer offered)

Class R2	• Institutions with CREF assets under management of $20 million or more, but less than $400 million.	• After-Tax Retirement Annuity (ATRA)

Class R3	• Institutions with CREF assets under management of $400 million or more.	• Immediate annuity • Accumulation Unit Deposit Option (AUDO)
Class R4	• Institutions utilizing Retirement Choice/Retirement Choice Plus Contracts and that have entered into a recordkeeping services agreement with TIAA.	• None

Expense ratios experienced by participants invested in a particular Account will vary depending on the class in which they are invested. While an Account’s administrative and distribution expenses and total expense ratios will vary among classes, the rates of each Account’s advisory expenses and mortality and expense risk charges will be the same across all classes. Additionally, the investment objective, strategy and risk profile for each Account will remain the same among all unit classes and services will continue to be provided to CREF on an at-cost basis, with each class paying for its related costs.

2     Updating Summary Prospectus  ■  College Retirement Equities Fund

Additionally, as of April 29, 2022, the Investment Account previously known as the “CREF Bond Market Account” changed its name to the “CREF Core Bond Account.”

Finally, as CREF’s expenses are based on an estimate of what CREF’s actual costs during the year will be, its estimated expenses for 2022 have changed since last year.

Fee and expense tables of each Contract

The following tables describe the fees and estimated expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. TIAA or subsidiaries of TIAA provide or arrange for the provision of services for CREF “at cost” to TIAA and its affiliates. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and estimated expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract value between Accounts. State premium taxes may also be deducted. These fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract value or other assets or any plan-level fees for TIAA recordkeeping. If such charges were reflected, the fees and expenses would be higher.

TRANSACTION EXPENSES

	Charge on all accounts
	Class R1	Class R2	Class R3	Class R4
Sales load imposed on purchases (as a percentage of premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee or Redemption fee[1]	none	none	none	none
General loan origination fee	$75	$75	$75	$75
Residential loan origination fee	$125	$125	$125	$125
Annual loan maintenance fee	$25	$25	$25	$25

[1]

Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

The next table describes the fees and expenses of each Account (not including any advisory fees paid to financial intermediaries) that you will pay each year during the time that you own the Contract.

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ESTIMATED ANNUAL CONTRACT EXPENSES
(as a percentage of average net assets)

	Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

Stock Account
Class R1	0.005%	0.080%	0.275%	0.095%	0.370%	0.455%
Class R2	0.005	0.080	0.155	0.050	0.205	0.290
Class R3	0.005	0.080	0.110	0.035	0.145	0.230
Class R4	0.005	0.080	0.020	0.005	0.025	0.110

Global Equities Account
Class R1	0.005%	0.070%	0.275%	0.095%	0.370%	0.445%
Class R2	0.005	0.070	0.155	0.050	0.205	0.280
Class R3	0.005	0.070	0.110	0.035	0.145	0.220
Class R4	0.005	0.070	0.020	0.005	0.025	0.100

Growth Account
Class R1	0.005%	0.055%	0.275%	0.095%	0.370%	0.430%
Class R2	0.005	0.055	0.155	0.050	0.205	0.265
Class R3	0.005	0.055	0.110	0.035	0.145	0.205
Class R4	0.005	0.055	0.020	0.005	0.025	0.085

Equity Index Account
Class R1	0.005%	0.010%	0.275%	0.095%	0.370%	0.385%
Class R2	0.005	0.010	0.155	0.050	0.205	0.220
Class R3	0.005	0.010	0.110	0.035	0.145	0.160
Class R4	0.005	0.010	0.020	0.005	0.025	0.040

Core Bond Account
Class R1	0.005%	0.065%	0.275%	0.095%	0.370%	0.440%
Class R2	0.005	0.065	0.155	0.050	0.205	0.275
Class R3	0.005	0.065	0.110	0.035	0.145	0.215
Class R4	0.005	0.065	0.020	0.005	0.025	0.095

Inflation-Linked Bond Account
Class R1	0.005%	0.020%	0.275%	0.095%	0.370%	0.395%
Class R2	0.005	0.020	0.155	0.050	0.205	0.230
Class R3	0.005	0.020	0.110	0.035	0.145	0.170
Class R4	0.005	0.020	0.020	0.005	0.025	0.050

Social Choice Account
Class R1	0.005%	0.040%	0.275%	0.095%	0.370%	0.415%
Class R2	0.005	0.040	0.155	0.050	0.205	0.250
Class R3	0.005	0.040	0.110	0.035	0.145	0.190
Class R4	0.005	0.040	0.020	0.005	0.025	0.070

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		Base contract expenses	Management fees	Other expenses: Administrative expenses	Other expenses: Distribution expenses	Total other expenses	Total annual expense deductions

	Money Market Account[1]
	Class R1	0.005%	0.030%	0.275%	0.095%	0.370%	0.405%
	Class R2	0.005	0.030	0.155	0.050	0.205	0.240
	Class R3	0.005	0.030	0.110	0.035	0.145	0.180
	Class R4	0.005	0.030	0.020	0.005	0.025	0.060

[1]

TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the CREF Money Market Account (the “Account”) when a class’s yield was less than zero until December 31, 2021. TIAA may, for a period of three years after the date an amount was waived, recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefitted from the waiver, a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. An estimate of any potential recovery amount is not included in the chart above.

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses, and Account operating expenses. This example does not reflect any advisory fees paid to financial intermediaries from your Contract value or other assets or any plan-level fees for TIAA recordkeeping. If such charges were reflected, the costs of the Contract would be higher.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated and surrender your Contract at the end of each of these time periods. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Account operating expenses. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

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	1 year	3 years	5 years	10 years

Stock Account
Class R1	$465	$1,460	$2,548	$5,730
Class R2	$297	$933	$1,631	$3,683
Class R3	$235	$741	$1,295	$2,930
Class R4	$113	$355	$621	$1,410

Global Equities Account
Class R1	$455	$1,429	$2,493	$5,607
Class R2	$287	$901	$1,575	$3,558
Class R3	$225	$709	$1,239	$2,804
Class R4	$102	$323	$565	$1,283

Growth Account
Class R1	$440	$1,381	$2,410	$5,422
Class R2	$271	$853	$1,491	$3,370
Class R3	$210	$660	$1,155	$2,615
Class R4	$87	$274	$480	$1,091

Equity Index Account
Class R1	$394	$1,237	$2,160	$4,866
Class R2	$225	$709	$1,239	$2,804
Class R3	$164	$516	$903	$2,046
Class R4	$41	$129	$226	$515

Core Bond Account
Class R1	$450	$1,413	$2,465	$5,546
Class R2	$282	$885	$1,547	$3,496
Class R3	$220	$693	$1,211	$2,741
Class R4	$97	$307	$537	$1,219

Inflation-Linked Bond Account
Class R1	$404	$1,269	$2,215	$4,990
Class R2	$235	$741	$1,295	$2,930
Class R3	$174	$548	$959	$2,173
Class R4	$51	$161	$283	$643

Social Choice Account
Class R1	$425	$1,333	$2,326	$5,237
Class R2	$256	$805	$1,407	$3,182
Class R3	$195	$612	$1,071	$2,426
Class R4	$72	$226	$396	$899

Money Market Account
Class R1	$414	$1,301	$2,271	$5,114
Class R2	$246	$773	$1,351	$3,056
Class R3	$184	$580	$1,015	$2,299
Class R4	$61	$194	$339	$771

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Important information you should consider about the Contract

Location in Statutory Prospectus
FEES AND EXPENSES
Charges for Early Withdrawals	• None			How to transfer and withdraw your money
Transaction Charges

• The Contract does not impose a transaction charge nor a transfer charge.

• Currently, TIAA does not charge CREF participants for transfers of their accumulations to the TIAA Traditional annuity product. However, TIAA reserves the right to charge CREF participants in the accumulation phase a fee on transfers to TIAA Traditional in the future. CREF participants will receive prior notice of the imposition of such a transfer fee.

• A $75 origination fee ($125 for residential loans) and a $25 annual maintenance fee will apply to Retirement Plan Loans.

Fee and expense tables of each Contract Loans
Ongoing Fees and Expenses (annual charges)

The table below describes the fees and expenses (not including any fees of a financial advisor) that you may pay each year, depending on the options you choose. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

Fee and expense tables of each Contract
	Annual Fee	Minimum	Maximum
	Annual Contract Expenses (Varies by Investment Account and Class) (as a percentage of average annual net assets)	CREF Equity Index Account, Class R4: 0.040%	CREF Stock Account, Class R1: 0.455%
	Optional benefits available for an additional charge (for single optional benefit, if elected)	N/A	N/A

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Location in Statutory Prospectus

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost (not including any fees of a financial advisor) you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: CREF Equity Index Account, Class R4: $39	Highest Annual Cost: CREF Stock Account, Class R1: $435

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of Contract Classes and Account management fees

• No optional benefits

• No sales charges

• No additional purchase payments, transfers or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of Contract Classes, Account management fees and optional benefits

• No sales charges

• No additional purchase payments, transfers or withdrawals

RISKS
Risk of Loss	• You can lose money by investing in your Contract, including loss of principal.		Principal risks of investing in the Contract
Not a Short-Term Investment

• The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

• The benefits of a tax deferral product, adding premiums over time to the value of your Contract and long-term income means the Contract is generally more beneficial to investors with a long-term horizon.

• Your employer’s plan or the Internal Revenue Code (“IRC”) may impose restrictions on your ability to redeem your accumulation under certain circumstances.

• If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize.

Principal risks of investing in the Contract

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Location in Statutory Prospectus
Risks Associated with Investments

• An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the Accounts that you choose under the Contract.

• Each Account has its own unique risks.

• You should review the Accounts before making an investment decision.

Principal risks of investing in the Contract Appendix—Additional information about the Accounts available under the Contract
Insurance Company Risks

• An investment in the Contract is subject to risks related to CREF, and any obligations, guarantees or benefits of the Contract are subject to CREF’s claims-paying ability. CREF may not be able to meet its obligations to you. CREF is not an insurance company.

Principal risks of investing in the Contract
RESTRICTIONS
Investments

• Though the Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus.

• Your employer’s plan may impose additional restrictions, including restrictions on allocations of premiums and transfers of accumulation. Please see your employer’s plan.

• We have adopted policies and procedures to discourage market timing and excessive transaction activity.

• We reserve the right to add or close Accounts, substitute another Account without your consent, or combine Accounts. A substituted Account may have different fees and expenses.

Who we are and other related information Market timing/excessive trading policy
Optional Benefits

• Certain optional benefits are subject to a minimum dollar amount. We reserve the right to cancel optional benefits at any time.

• There are restrictions on the frequency of transactions within a certain period.

• We may terminate the transfer feature of the Contract at any time.

Benefits available under the Contract Other features of the Contract
TAXES
Tax Implications

• You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.

• Withdrawals on your Contract will be subject to ordinary income tax and may be subject to tax penalties if taken before age 59½.

• Generally, you are not taxed until you make a withdrawal from the Contract.

• Premium taxes may apply with respect to the Contract.

• If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax benefit.

Taxes

College Retirement Equities Fund  ■  Updating Summary Prospectus     9

Location in Statutory Prospectus
CONFLICTS OF INTEREST
Investment Professional Compensation

• Your investment professional may receive compensation for selling this Contract to you, in the form of an additional cash benefit (e.g., a bonus). Accordingly, your investment professional may have a financial incentive to offer or recommend this Contract over another investment.

Conflicts of interest
Exchanges

• Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own the existing Contract.

How to transfer and withdraw your money

Appendix: Accounts available under the Contract

The following is a list of the Accounts available under the Contract. Not all Accounts may be available under the terms of your employer’s plan. You may only invest in those Accounts available under the terms of your employer’s plan and this Prospectus. TIAA-CREF Investment Management, LLC (“TCIM”) manages the assets of each Account under the supervision of the Board of Trustees of CREF.

More information about the Accounts is available in the Statutory Prospectus for the Contract, which can be requested at no cost by following the instructions on the front cover page. The current expenses and performance information below reflect Contract fees and expenses that are paid by each investor in CREF Class R1 units, but does not reflect the impact of any advisory fees paid to financial intermediaries or TIAA plan pricing arrangements. If such charges were reflected, the fees and expenses would be higher. Each Account’s past performance is not necessarily an indication of future performance.

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			Average annual total returns 12/31/2021 (Class R1)
Investment objective	Account Adviser	Current expenses (Class R1)	One year	Five years	Ten years

Seeks a favorable long-term rate of return through capital appreciation and investment income by investing primarily in a broadly diversified portfolio of common stocks.	Stock Account TCIM	0.455%	18.67%	14.50%	12.94%

Seeks a favorable long-term rate of return through capital appreciation and income from a broadly diversified portfolio that consists primarily of foreign and domestic common stocks.	Global Equities Account TCIM	0.445	15.42	14.49	12.39

Seeks a favorable long-term rate of return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.	Growth Account TCIM	0.430	20.19	23.17	18.56

Seeks a favorable long-term rate of return from a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index.	Equity Index Account TCIM	0.385	25.26	17.45	15.79

Seeks a favorable long-term rate of return, primarily through high current income consistent with preserving capital.	Core Bond Account TCIM	0.440	-1.43	3.59	2.98

Seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds—fixed-income securities whose returns are designed to track a specified inflation index over the life of the bond.	Inflation-Linked Bond Account TCIM	0.395	5.06	3.93	2.13

Seeks a favorable long-term rate of return that reflects the investment performance of the financial markets while giving special consideration to certain social criteria.	Social Choice Account TCIM	0.415	12.42	10.78	9.34

Seeks high current income consistent with maintaining liquidity and preserving capital.	Money Market Account* TCIM	0.405	0.00	0.63	0.31

*

TIAA withheld (“waived”) a portion of the Rule 12b-1 distribution and/or administrative expenses for Classes R1–R3 of the CREF Money Market Account (the “Account”) when a class’s yield was less than zero until December 31, 2021. TIAA may, for a period of three years after the date an amount was waived, recover from each class of the Account, including from Class R4 with respect to assets transferred from Classes R1–R3 that benefitted from the waiver, a portion of the amounts waived at such time as the class’s daily yield would be positive absent the effect of the waiver and, in such event, the amount of recovery on any day will be approximately 25% of the class’s yield (net of all other expenses) on that day. An estimate of any potential recovery amount is not included in the expenses shown in the chart above.

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More information about CREF is contained in its Statutory Prospectus, dated April 29, 2022, and its Statement of Additional Information (“SAI”), dated April 29, 2022, each of which is incorporated by reference into this Summary Prospectus. The Statutory Prospectus, SAI and CREF’s annual report for the year ended December 31, 2021 and semiannual report for the period ended June 30, 2021, which are incorporated by reference herein, are on file with the SEC. For a free copy of any of these documents, to request additional information about CREF or the Accounts or to make other investor inquiries, write to us at 730 Third Avenue, New York, NY 10017-3206, Attn: TIAA Imaging Services, call us at 877-518-9161 or visit our website at www.tiaa.org.

You may also obtain reports and other information about CREF on the SEC’s website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

How to reach us

By mail

Send all notices, forms, requests or payments to:

TIAA
P.O. Box 1259
Charlotte, NC 28201

TIAA website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800-842-2252
24 hours a day, 7 days a week

National Contact Center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800-842-2252
8 a.m. to 10 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday

TIAA Brokerage Services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800-927-3059
8 a.m. to 7 p.m. (ET), Monday–Friday

Advisor services

888-842-0318
8 a.m. to 7:30 p.m. (ET), Monday–Friday

TIAA-CREF Individual & Institutional Services, LLC, Member FINRA, distributes securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. Each is solely responsible for its own financial condition and contractual obligations.

©2022 Teachers Insurance and Annuity Association of America–College Retirement
Equities Fund, 730 Third Avenue, New York, NY 10017-3206

Printed on paper containing recycled fiber

EDGAR contract identifiers: C000154473, C000154474, C000154475, C000234671, C000154476, C000154477, C000154478, C000234672, C000154479, C000154480, C000154481, C000234673, C000154482, C000154483, C000154484, C000234674, C000154485, C000154486, C000154487, C000234675, C000154488, C000154489, C000154490, C000234676, C000154491, C000154492, C000154493, C000234677, C000154494, C000154495, C000154496, C000234678

A41188 (4/22)